CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss		$ (36,649)	$ (33,366)	$ (30,026)
Adjustments to reconcile net profit (loss) to net cash provided by/(used in) operating activities:
Provision for loan losses		(13)		3,924
Depreciation		2,331	1,381	1,016
Fair value changes of investments held for trading			(33)	(887)
Share-based compensation		2,497	1,003	592
Loss (gain) on extinguishment of convertible promissory note		25	(355)	2,232
Accretion of convertible promissory note				843
Change in fair value of the derivatives				688
Change in fair value of the convertible promissory note			626
Changes in operating assets and liabilities:
Safeguard Program assets and liabilities	[1]	(4,148)	601	(1,029)
Investments held for trading			2,842	1,094
Loans receivable		(63)	87	5,598
Receivables, prepayments and other assets		2,458	(273)	(4,319)
Accrued liabilities		22,084	847	3,086
Income tax payable		(1)	4	60
Deferred revenue		5,790	(104)	194
Net cash used in operating activities		(5,689)	(26,740)	(16,934)
Cash flows from investing activities:
Purchase of property, equipment and software		(2,190)	(3,087)	(2,697)
Net cash used in investing activities		(2,190)	(3,087)	(2,697)
Cash flows from financing activities:
Repayment of borrowings				(1,833)
Proceeds from issuance of convertible redeemable preferred shares		22,431	20,389	11,920
Proceeds from initial public offering (net of underwriters' commissions of USD 5,980 thousands)		63,020
Proceeds from exercise of incentive shares		55
Payment of convertible redeemable preferred shares issuance costs		(1,329)	(1,813)	(1,243)
Proceeds from issuance of convertible promissory notes		500	5,426	32,800
Payment of redemption of convertible promissory notes				(2,500)
Net cash provided by financing activities		84,677	24,002	39,144
Effect of exchange rate changes on cash and cash equivalents		(900)	(237)	(281)
Net increase/(decrease) in cash and cash equivalent		75,898	(6,062)	19,232
Cash and cash equivalents at beginning of year		18,983	25,045	5,813
Cash and cash equivalents at end of year		94,881	18,983	25,045
Supplemental disclosure of cash flow information
Cash paid for income taxes		675	7	2
Cash paid for interest				281
Supplemental disclosure of non-cash operating, investing and financing activities
Accruals related to purchase of equipment and software		144	109	117
Accretion on convertible redeemable preferred shares to redemption value		2,868	6,377	3,201
Conversion of convertible promissory notes to Series C convertible redeemable preferred shares		$ 500	4,502	$ 31,908
Promissory note receivable arising from issuance of Series C convertible redeemable preferred share			$ 4,000

[1]	(1)The majority of the Safeguard Program assets and liabilities (namely, restricted cash, Safeguard Program asset and Safeguard Program payable) do not flow through the Group’s cash accounts. The non-cash transactions related to the Safeguard Program that flowed directly through restricted cash for the Safeguard Program are as follows: For the Year Ended December 31, 2015 2016 2017 Increase in restricted cash for Safeguard Program 76,121 102,620 85,916 Decrease in restricted cash for Safeguard Program (69,107) (101,158) (88,631)